                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4805

                             Van Kampen Equity Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 3/31

Date of reporting period: 6/30/06

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)

                                                                          NUMBER OF
DESCRIPTION                                                                SHARES            VALUE
COMMON STOCKS    95.7%
AEROSPACE & DEFENSE    2.1%
Ceradyne, Inc. (a)                                                         200,000        $  9,898,000
Precision Castparts Corp.                                                  300,000          17,928,000
                                                                                    -------------------
                                                                                            27,826,000
                                                                                    -------------------

AGRICULTURAL PRODUCTS    0.9%
Archer-Daniels-Midland Co.                                                 300,000          12,384,000
                                                                                    -------------------

AIR FREIGHT & LOGISTICS    1.2%
C.H. Robinson Worldwide, Inc.                                              300,000          15,990,000
                                                                                    -------------------

APPAREL, ACCESSORIES & LUXURY GOODS    2.2%
Coach, Inc. (a)                                                            400,000          11,960,000
Phillips-Van Heusen Corp.                                                  250,000           9,540,000
Polo Ralph Lauren Corp.                                                    150,000           8,235,000
                                                                                    -------------------
                                                                                            29,735,000
                                                                                    -------------------

APPAREL RETAIL    3.1%
Abercrombie & Fitch Co., Class A                                           250,000          13,857,500
Dress Barn, Inc. (a)                                                       350,000           8,872,500
Guess?, Inc. (a)                                                           300,000          12,525,000
Men's Wearhouse, Inc.                                                      200,000           6,060,000
                                                                                    -------------------
                                                                                            41,315,000
                                                                                    -------------------

APPLICATION SOFTWARE    1.4%
Informatica Corp. (a)                                                      600,000           7,896,000
Salesforce.com, Inc. (a)                                                   400,000          10,664,000
                                                                                    -------------------
                                                                                            18,560,000
                                                                                    -------------------

ASSET MANAGEMENT & CUSTODY BANKS    1.5%
Affiliated Managers Group, Inc. (a)                                        100,000           8,689,000
Janus Capital Group, Inc.                                                  600,000          10,740,000
                                                                                    -------------------
                                                                                            19,429,000
                                                                                    -------------------

BIOTECHNOLOGY    5.1%
Celgene Corp. (a)                                                          400,000          18,972,000
United Therapeutics Corp. (a)                                              600,000          34,662,000
Vertex Pharmaceuticals, Inc. (a)                                           400,000          14,684,000
                                                                                    -------------------
                                                                                            68,318,000
                                                                                    -------------------

CASINOS & GAMING    3.5%
International Game Technology                                              400,000          15,176,000
Penn National Gaming, Inc. (a)                                             250,000           9,695,000
Shuffle Master, Inc. (a)                                                   250,000           8,195,000
Station Casinos, Inc.                                                      200,000          13,616,000
                                                                                    -------------------
                                                                                            46,682,000
                                                                                    -------------------

CATALOG RETAIL    0.7%
Coldwater Creek, Inc. (a)                                                  350,000           9,366,000
                                                                                    -------------------

COMMUNICATIONS EQUIPMENT    2.0%
Harris Corp.                                                               300,000          12,453,000
QUALCOMM, Inc.                                                             350,000          14,024,500
                                                                                    -------------------
                                                                                            26,477,500
                                                                                    -------------------

COMPUTER & ELECTRONICS RETAIL    1.2%
Circuit City Stores, Inc.                                                  600,000          16,332,000
                                                                                    -------------------

COMPUTER STORAGE & PERIPHERALS    1.3%
Komag, Inc. (a)                                                            200,000           9,236,000
Rackable Systems, Inc. (a)                                                 200,000           7,898,000
                                                                                    -------------------
                                                                                            17,134,000
                                                                                    -------------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS    3.9%
JLG Industries, Inc.                                                       400,000           9,000,000
Joy Global, Inc.                                                           200,000          10,418,000
Manitowoc Co., Inc.                                                        250,000          11,125,000
Trinity Industries, Inc.                                                   300,000          12,120,000
Wabtec Corp.                                                               250,000           9,350,000
                                                                                    -------------------
                                                                                            52,013,000
                                                                                    -------------------

DATA PROCESSING & OUTSOURCED SERVICES    3.2%
CheckFree Corp. (a)                                                        250,000          12,390,000
Global Payments, Inc.                                                      200,000           9,710,000
MoneyGram International, Inc.                                              300,000          10,185,000
Paychex, Inc.                                                              250,000           9,745,000
                                                                                    -------------------
                                                                                            42,030,000
                                                                                    -------------------

DEPARTMENT STORES    1.9%
Kohl's Corp. (a)                                                           250,000          14,780,000
Nordstrom, Inc.                                                            300,000          10,950,000
                                                                                    -------------------
                                                                                            25,730,000
                                                                                    -------------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES     0.8%
Corporate Executive Board Co.                                              100,000          10,020,000
                                                                                    -------------------

DIVERSIFIED METALS & MINING    2.1%

Freeport-McMoRan Copper & Gold, Inc.                                       250,000          13,852,500
Peabody Energy Corp.                                                       250,000          13,937,500
                                                                                    -------------------
                                                                                            27,790,000
                                                                                    -------------------

ELECTRICAL COMPONENTS & EQUIPMENT    1.4%
Rockwell Automation, Inc.                                                  250,000          18,002,500
                                                                                    -------------------

ELECTRONIC EQUIPMENT MANUFACTURERS    1.1%
Itron, Inc. (a)                                                            150,000           8,889,000
Mettler-Toledo International, Inc. (Switzerland) (a)                       100,000           6,057,000
                                                                                    -------------------
                                                                                            14,946,000
                                                                                    -------------------

ELECTRONIC MANUFACTURING SERVICES    1.3%
Jabil Circuit, Inc.                                                        400,000          10,240,000
Molex, Inc.                                                                200,000           6,714,000
                                                                                    -------------------
                                                                                            16,954,000
                                                                                    -------------------

GAS UTILITIES    1.2%
Questar Corp.                                                              200,000          16,098,000
                                                                                    -------------------

HEALTH CARE EQUIPMENT    4.0%
Hologic, Inc. (a)                                                          500,000          24,680,000
Mentor Corp.                                                               375,000          16,312,500
Ventana Medical Systems, Inc. (a)                                          250,000          11,795,000
                                                                                    -------------------
                                                                                            52,787,500
                                                                                    -------------------

HEALTH CARE FACILITIES    0.8%
Brookdale Senior Living, Inc.                                              225,000          10,066,500
                                                                                    -------------------

HEALTH CARE SERVICES    2.5%
DaVita, Inc. (a)                                                           250,000          12,425,000
Omnicare, Inc.                                                             450,000          21,339,000
                                                                                    -------------------
                                                                                            33,764,000
                                                                                    -------------------

HOMEBUILDING    0.5%
Beazer Homes USA, Inc.                                                     150,000           6,880,500
                                                                                    -------------------

HOTELS, RESORTS & CRUISE LINES    2.2%
Marriott International, Inc., Class A                                      500,000          19,060,000
Orient Express Hotels Ltd., Class A (Bermuda)                              250,000           9,710,000
                                                                                    -------------------
                                                                                            28,770,000
                                                                                    -------------------

HUMAN RESOURCE & EMPLOYMENT SERVICES    1.0%
Monster Worldwide, Inc. (a)                                                300,000          12,798,000
                                                                                    -------------------

INTEGRATED TELECOMMUNICATION SERVICES    0.8%
NeuStar, Inc., Class A (a)                                                 300,000          10,125,000
                                                                                    -------------------

INTERNET RETAIL    1.2%


Nutri/System, Inc. (a)                                                     250,000          15,532,500
                                                                                    -------------------

INTERNET SOFTWARE & SERVICES    2.4%
Akamai Technologies, Inc. (a)                                              600,000          21,714,000
aQuantive, Inc. (a)                                                        400,000          10,132,000
                                                                                    -------------------
                                                                                            31,846,000
                                                                                    -------------------

INVESTMENT BANKING & BROKERAGE    3.9%
Bear Stearns Co., Inc.                                                     100,000          14,008,000
Charles Schwab Corp.                                                     1,050,000          16,779,000
Investment Technology Group, Inc. (a)                                      400,000          20,344,000
                                                                                    -------------------
                                                                                            51,131,000
                                                                                    -------------------

IT CONSULTING & OTHER SERVICES    1.3%
Cognizant Technology Solutions Corp., Class A (a)                          250,000          16,842,500
                                                                                    -------------------

MANAGED HEALTH CARE    0.7%
WellPoint, Inc. (a)                                                        125,000           9,096,250
                                                                                    -------------------

OIL & GAS DRILLING    1.0%
ENSCO International, Inc.                                                  300,000          13,806,000
                                                                                    -------------------

OIL & GAS EQUIPMENT & SERVICES    4.3%
Grant Prideco, Inc. (a)                                                    300,000          13,425,000
Helix Energy Solutions Group, Inc. (a)                                     250,000          10,090,000
TETRA Technologies, Inc. (a)                                               300,000           9,087,000
Veritas DGC, Inc. (a)                                                      200,000          10,316,000
Weatherford International Ltd. (a)                                         300,000          14,886,000
                                                                                    -------------------
                                                                                            57,804,000
                                                                                    -------------------

OIL & GAS EXPLORATION & PRODUCTION    1.8%
Ultra Petroleum Corp. (a)                                                  400,000          23,708,000
                                                                                    -------------------


OIL & GAS REFINING & MARKETING    1.7%
Frontier Oil Corp.                                                         500,000          16,200,000
World Fuel Services Corp.                                                  150,000           6,853,500
                                                                                    -------------------
                                                                                            23,053,500
                                                                                    -------------------

PAPER PRODUCTS    0.8%
MeadWestvaco Corp.                                                         400,000          11,172,000
                                                                                    -------------------

PHARMACEUTICALS    3.9%
New River Pharmaceuticals, Inc. (a)                                        450,000          12,825,000
Roche Holdings AG - ADR (Switzerland)                                      150,000          12,373,470
Shire Pharmaceuticals Group Plc - ADR (United Kingdom)                     600,000          26,538,000
                                                                                    -------------------
                                                                                            51,736,470
                                                                                    -------------------

RAILROADS    0.7%
Union Pacific Corp.                                                        100,000           9,296,000
                                                                                    -------------------


SEMICONDUCTOR EQUIPMENT    2.1%
Cymer, Inc. (a)                                                            200,000           9,292,000
MEMC Electronic Materials, Inc. (a)                                        250,000           9,375,000
Veeco Instruments, Inc. (a)                                                400,000           9,536,000
                                                                                    -------------------
                                                                                            28,203,000
                                                                                    -------------------

SEMICONDUCTORS    2.0%
Atheros Communications (a)                                                 400,000           7,584,000
Broadcom Corp., Class A (a)                                                300,000           9,015,000
Intersil Corp.                                                             400,000           9,300,000
                                                                                    -------------------
                                                                                            25,899,000
                                                                                    -------------------

SOFT DRINKS    1.4%
Hansen Natural Corp. (a)                                                   100,000          19,037,000
                                                                                    -------------------

SPECIALIZED CONSUMER SERVICES    0.6%
Sotheby's (a)                                                              300,000           7,875,000
                                                                                    -------------------

SPECIALIZED FINANCE    3.0%
Chicago Mercantile Exchange Holdings, Inc.                                  50,000          24,557,500
Nasdaq Stock Market, Inc. (a)                                              500,000          14,950,000
                                                                                    -------------------
                                                                                            39,507,500
                                                                                    -------------------

SPECIALTY STORES    0.9%
Office Depot, Inc. (a)                                                     300,000          11,400,000
                                                                                    -------------------

STEEL    1.2%
Nucor Corp.                                                                300,000          16,275,000
                                                                                    -------------------

SYSTEMS SOFTWARE    1.1%
Red Hat, Inc. (a)                                                          600,000          14,040,000
                                                                                    -------------------

TRADING COMPANIES & DISTRIBUTORS    2.3%
GATX Corp.                                                                 250,000          10,625,000
H&E Equipment Services, Inc. (a)                                           200,000           5,890,000
WESCO International, Inc. (a)                                              200,000          13,800,000
                                                                                    -------------------
                                                                                            30,315,000
                                                                                    -------------------

WIRELESS TELECOMMUNICATION SERVICES    2.5%
Crown Castle International Corp. (a)                                       400,000          13,816,000
NII Holdings, Inc. (a)                                                     350,000          19,733,000
                                                                                    -------------------
                                                                                            33,549,000
                                                                                    -------------------

TOTAL LONG-TERM INVESTMENTS    95.7%
   (Cost $1,086,163,701)                                                                 1,269,448,220

REPURCHASE AGREEMENT    4.7%


State Street Bank & Trust Co. ($62,020,000 par collateralized by
U.S. Government obligations in a pooled cash account, interest rate of 5.10%, dated 06/30/06, to be sold on 07/03/06 at $62,046,359)
(Cost $62,020,000)                                                                          62,020,000
                                                                                    -------------------


TOTAL INVESTMENTS    100.4%
   (Cost $1,148,183,701)                                                                 1,331,468,220

LIABILITIES IN EXCESS OF OTHER ASSETS    (0.4%)                                            (4,953,934)
                                                                                    -------------------

NET ASSETS    100.0%                                                                    $1,326,514,286
                                                                                    -------------------

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.
ADR - American Depositary Receipt

Van Kampen Leaders Fund

PORTFOLIO OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)

                                                      NUMBER OF
Description                                             SHARES       VALUE
-----------                                           ---------   -----------
INVESTMENTS IN UNDERLYING FUNDS

INVESTMENT COMPANY 95.8%
Van Kampen Comstock Fund, Class I                       931,486   $16,589,773
Van Kampen Equity and Income Fund, Class I            1,919,695    16,586,167
Van Kampen International Growth Fund, Class I           934,777    16,938,155
                                                                  -----------
TOTAL LONG-TERM INVESTMENTS 95.8%
   (Cost $50,546,083)                                              50,114,095

REPURCHASE AGREEMENT 1.2%
State Street Bank & Trust Co. ($664,000 par
   collateralized by U.S. Government obligations
   in a pooled cash account, interest rate of
   5.10%, dated 06/30/06, to be sold on 07/03/06 at
   $664,282) (Cost $664,000)                                          664,000
                                                                  -----------
TOTAL INVESTMENTS 97.0%
   (Cost $51,210,083)                                              50,778,095

OTHER ASSETS IN EXCESS OF LIABILITIES 3.0%                          1,548,581
                                                                  -----------
NET ASSETS 100.0%                                                 $52,326,676
                                                                  ===========

      VAN KAMPEN MID CAP GROWTH FUND

      PORTFOLIO OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)




                                                                                     NUMBER OF
      DESCRIPTION                                                                      SHARES                   VALUE
      COMMON STOCKS    97.0%
      ADVERTISING    1.4%
      Lamar Advertising, Class A (a)                                                   296,368             $    15,962,381
                                                                                                           ---------------

      AIR FREIGHT & LOGISTICS    6.8%
      C.H. Robinson Worldwide, Inc.                                                    644,841                  34,370,025
      Expeditors International of Washington, Inc.                                     742,642                  41,595,378
                                                                                                           ---------------
                                                                                                                75,965,403
                                                                                                           ---------------

      APPAREL, ACCESSORIES & LUXURY GOODS    1.9%
      Coach, Inc. (a)                                                                  716,401                  21,420,390
                                                                                                           ---------------

      APPAREL RETAIL    1.9%
      Abercrombie & Fitch Co., Class A                                                 382,900                  21,224,147
                                                                                                           ---------------

      ASSET MANAGEMENT & CUSTODY BANKS    2.8%
      Calamos Asset Management, Inc., Class A                                          758,197                  21,980,131
      Janus Capital Group, Inc.                                                        503,800                   9,018,020
                                                                                                           ---------------
                                                                                                                30,998,151
                                                                                                           ---------------

      AUTOMOTIVE RETAIL    1.3%
      AutoZone, Inc. (a)                                                               166,191                  14,658,046
                                                                                                           ---------------
      BIOTECHNOLOGY    0.9%
      Techne Corp. (a)                                                                 198,969                  10,131,501
                                                                                                           ---------------

      BROADCASTING & CABLE TV    1.9%
      Grupo Televisa S.A. - ADR (Mexico)                                             1,121,351                  21,653,288
                                                                                                           ---------------

      CASINOS & GAMING    5.6%
      International Game Technology                                                    463,508                  17,585,494
      Station Casinos, Inc.                                                            425,718                  28,982,881
      Wynn Resorts, Ltd. (a)                                                           229,200                  16,800,360
                                                                                                           ---------------
                                                                                                                63,368,735
                                                                                                           ---------------

      CONSTRUCTION MATERIALS    1.3%
      Florida Rock Industries, Inc.                                                    294,700                  14,637,749
                                                                                                           ---------------

      DATA PROCESSING & OUTSOURCED SERVICES    2.5%
      Iron Mountain, Inc. (a)                                                          740,904                  27,694,992
                                                                                                           ---------------

      DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES    5.9%
      ChoicePoint, Inc. (a)                                                            478,134                  19,971,657
      Corporate Executive Board Co.                                                    461,904                  46,282,781
                                                                                                           ---------------
                                                                                                                66,254,438
                                                                                                           ---------------

      EDUCATION SERVICES    3.4%
      Apollo Group, Inc., Class A (a)                                                  423,200                  21,866,744
      ITT Educational Services, Inc. (a)                                               247,666                  16,298,899
                                                                                                           ---------------
                                                                                                                38,165,643
                                                                                                           ---------------

      ENVIRONMENTAL & FACILITIES SERVICES    2.3%
      Stericycle, Inc. (a)                                                             404,257                  26,317,131
                                                                                                           ---------------

      GAS UTILITIES    1.0%
      Questar Corp.                                                                    146,069                  11,757,094
                                                                                                           ---------------

      HEALTH CARE SUPPLIES    4.3%
      Dade Behring Holdings, Inc.                                                      622,623                  25,926,022
      Gen-Probe, Inc. (a)                                                              414,216                  22,359,380
                                                                                                           ---------------
                                                                                                                48,285,402
                                                                                                           ---------------

      HOME ENTERTAINMENT SOFTWARE    1.8%
      Activision, Inc. (a)                                                           1,821,307                  20,726,474
                                                                                                           ---------------

      HOMEBUILDING    3.1%
      Desarrolladora Homex SA de CV - ADR (Mexico) (a)                                 448,873                  14,727,523
      M.D.C. Holdings, Inc.                                                            181,400                   9,420,102
      NVR, Inc. (a)                                                                     21,809                  10,713,671
                                                                                                           ---------------
                                                                                                                34,861,296
                                                                                                           ---------------

      HOTELS, RESORTS & CRUISE LINES    3.5%
      Choice Hotels International, Inc.                                                329,430                  19,963,458
      InterContinental Hotels Group PLC - ADR (United Kingdom)                       1,116,577                  19,651,755
                                                                                                           ---------------
                                                                                                                39,615,213
                                                                                                           ---------------

      HUMAN RESOURCE & EMPLOYMENT SERVICES    3.0%
      Monster Worldwide, Inc. (a)                                                      788,703                  33,646,070
                                                                                                           ---------------

      INDUSTRIAL MACHINERY    1.8%
      Pentair, Inc.                                                                    589,377                  20,150,800
                                                                                                           ---------------

      INSURANCE BROKERS    0.9%
      Brown & Brown, Inc.                                                              355,110                  10,376,314
                                                                                                           ---------------

      INTERNET RETAIL    3.7%
      Amazon.com, Inc. (a)                                                             816,100                  31,566,748
      Expedia, Inc. (a)                                                                664,929                   9,953,987
                                                                                                           ---------------
                                                                                                                41,520,735
                                                                                                           ---------------

      INTERNET SOFTWARE & SERVICES    3.3%
      Akamai Technologies, Inc. (a)                                                    720,645                  26,080,143
      Netease.com, Inc. - ADR (Cayman Islands) (a)                                     473,576                  10,574,952
                                                                                                           ---------------
                                                                                                                36,655,095
                                                                                                           ---------------

      MULTI-SECTOR HOLDINGS    0.6%
      Leucadia National Corp.                                                          238,966                   6,975,418
                                                                                                           ---------------

      OIL & GAS EXPLORATION & PRODUCTION    7.5%
      Southwestern Energy Co. (a)                                                      626,253                  19,514,043
      Ultra Petroleum Corp. (Canada) (a)                                             1,083,052                  64,192,492
                                                                                                           ---------------
                                                                                                                83,706,535
                                                                                                           ---------------

      PAPER PRODUCTS    1.0%
      MeadWestvaco Corp.                                                               387,005                  10,809,050
                                                                                                           ---------------

      PUBLISHING    2.6%
      Getty Images, Inc. (a)                                                           451,709                  28,688,039
                                                                                                           ---------------

      REAL ESTATE MANAGEMENT & DEVELOPMENT    4.3%
      Brookfield Asset Management, Inc., Class A (Canada)                              578,213                  23,487,012
      CB Richard Ellis Group, Inc., Class A (a)                                        642,156                  15,989,684
      Saint Joe Co.                                                                    177,631                   8,266,947
                                                                                                           ---------------
                                                                                                                47,743,643
                                                                                                           ---------------

      RESTAURANTS    1.8%
      Wendy's International, Inc.                                                      342,601                  19,970,212
                                                                                                           ---------------

      SEMICONDUCTOR EQUIPMENT    1.0%
      Tessera Technologies, Inc. (a)                                                   402,997                  11,082,418
                                                                                                           ---------------

      SPECIALIZED CONSUMER SERVICES    0.8%
      Weight Watchers International, Inc.                                              226,710                   9,270,172
                                                                                                           ---------------

      SPECIALIZED FINANCE    1.7%
      Chicago Mercantile Exchange Holdings, Inc.                                        38,749                  19,031,571
                                                                                                           ---------------

      SYSTEMS SOFTWARE    1.4%
      Red Hat, Inc. (a)                                                                675,078                  15,796,825
                                                                                                           ---------------

      TOBACCO    2.1%
      Loews Corp. - Carolina Group                                                     454,304                  23,337,596
                                                                                                           ---------------

      WIRELESS TELECOMMUNICATION SERVICES    5.9%
      Crown Castle International Corp. (a)                                             853,030                  29,463,656
      NII Holdings, Inc., Class B (a)                                                  646,346                  36,440,987
                                                                                                           ---------------
                                                                                                                65,904,643
                                                                                                           ---------------

      TOTAL LONG-TERM INVESTMENTS    97.0%
         (Cost $928,956,091)                                                                                 1,088,362,610


      REPURCHASE AGREEMENT 2.3% State Street Bank & Trust Co. ($26,024,000
      par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.10%, dated 06/30/06, to be sold on 07/03/06
      at $26,035,060)                                                                                          26,024,000
         (Cost $26,024,000)                                                                                --------------

      TOTAL INVESTMENTS    99.3%
         (Cost $954,980,091)                                                                                1,114,386,610

      OTHER ASSETS IN EXCESS OF LIABILITIES    0.7%                                                             7,892,470
                                                                                                           --------------

      NET ASSETS    100.0%                                                                                 $1,122,279,080
                                                                                                           --------------
      Percentages are calculated as a percentage of net assets.
(a)   Non-income producing security as this stock currently does not declare dividends
ADR - American Depositary Receipt

VAN KAMPEN SELECT GROWTH FUND

PORTFOLIO OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)

                                                        NUMBER OF
DESCRIPTION                                               SHARES        VALUE
-----------                                             ---------   ------------
COMMON STOCKS 97.0%
AEROSPACE & DEFENSE 3.6%
Precision Castparts Corp.                                  65,000   $  3,884,400
Raytheon Co.                                               50,000      2,228,500
                                                                    ------------
                                                                       6,112,900
                                                                    ------------
AIR FREIGHT & LOGISTICS 1.4%
C.H. Robinson Worldwide, Inc.                              45,000      2,398,500
                                                                    ------------
AIRLINES 1.0%
AMR Corp. (a)                                              65,000      1,652,300
                                                                    ------------
APPAREL, ACCESSORIES & LUXURY GOODS 2.2%
Coach, Inc. (a)                                           125,000      3,737,500
                                                                    ------------
APPAREL RETAIL 2.2%
AnnTaylor Stores Corp. (a)                                 85,000      3,687,300
                                                                    ------------
APPLICATION SOFTWARE 3.7%
BEA Systems, Inc. (a)                                     250,000      3,272,500
SAP AG - ADR (Germany)                                     55,000      2,888,600
                                                                    ------------
                                                                       6,161,100
                                                                    ------------
ASSET MANAGEMENT & CUSTODY BANKS 2.1%
Affiliated Managers Group, Inc. (a)                        40,000      3,475,600
                                                                    ------------
BIOTECHNOLOGY 7.4%
Celgene Corp. (a)                                         100,000      4,743,000
Gilead Sciences, Inc. (a)                                  65,000      3,845,400
United Therapeutics Corp. (a)                              65,000      3,755,050
                                                                    ------------
                                                                      12,343,450
                                                                    ------------
CATALOG RETAIL 1.3%
Coldwater Creek, Inc. (a)                                  80,000      2,140,800
                                                                    ------------
COMMUNICATIONS EQUIPMENT 5.8%
Cisco Systems, Inc. (a)                                   115,000      2,245,950
Corning, Inc. (a)                                         145,000      3,507,550
QUALCOMM, Inc.                                            100,000      4,007,000
                                                                    ------------
                                                                       9,760,500
                                                                    ------------

COMPUTER & ELECTRONICS RETAIL 1.8%
Circuit City Stores, Inc.                                 110,000      2,994,200
                                                                    ------------
COMPUTER HARDWARE 3.4%
Apple Computer, Inc. (a)                                   25,000      1,428,000
Hewlett-Packard Co.                                       135,000      4,276,800
                                                                    ------------
                                                                       5,704,800
                                                                    ------------
COMPUTER STORAGE & PERIPHERALS 1.2%
Network Appliance, Inc. (a)                                55,000      1,941,500
                                                                    ------------
CONSTRUCTION & ENGINEERING 1.7%
Fluor Corp.                                                30,000      2,787,900
                                                                    ------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS 1.5%
Manitowoc Co., Inc.                                        55,000      2,447,500
                                                                    ------------
DEPARTMENT STORES 2.4%
J.C. Penney Co., Inc.                                      60,000      4,050,600
                                                                    ------------
DIVERSIFIED METALS & MINING 1.7%
Peabody Energy Corp.                                       50,000      2,787,500
                                                                    ------------
ELECTRICAL COMPONENTS & EQUIPMENT 2.0%
Emerson Electric Co.                                       40,000      3,352,400
                                                                    ------------
HEALTH CARE EQUIPMENT 2.1%
Hologic, Inc. (a)                                          70,000      3,455,200
                                                                    ------------
HUMAN RESOURCE & EMPLOYMENT SERVICES 1.0%
Monster Worldwide, Inc. (a)                                40,000      1,706,400
                                                                    ------------
HYPERMARKETS & SUPER CENTERS 1.4%
Costco Wholesale Corp.                                     40,000      2,285,200
                                                                    ------------
INTEGRATED OIL & GAS 2.0%
Marathon Oil Corp.                                         40,000      3,332,000
                                                                    ------------
INTERNET SOFTWARE & SERVICES 4.3%
Akamai Technologies, Inc. (a)                             105,000      3,799,950
Google, Inc., Class A (a)                                   8,000      3,354,640
                                                                    ------------
                                                                       7,154,590
                                                                    ------------
INVESTMENT BANKING & BROKERAGE 3.4%
E*TRADE Financial Corp. (a)                                85,000      1,939,700
Goldman Sachs Group, Inc.                                  25,000      3,760,750
                                                                    ------------
                                                                       5,700,450
                                                                    ------------
IT CONSULTING & OTHER SERVICES 1.6%

Cognizant Technology Solutions Corp., Class A (a)          40,000      2,694,800
                                                                    ------------
LIFE & HEALTH INSURANCE 1.6%
Prudential Financial, Inc.                                 35,000      2,719,500
                                                                    ------------
MANAGED HEALTH CARE 1.1%
WellPoint, Inc. (a)                                        25,000      1,819,250
                                                                    ------------
MOVIES & ENTERTAINMENT 1.7%
Walt Disney Co.                                            95,000      2,850,000
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES 7.8%
Baker Hughes, Inc.                                         25,000      2,046,250
National-Oilwell Varco, Inc. (a)                           41,800      2,646,776
Schlumberger, Ltd. (Netherlands Antilles)                 130,000      8,464,300
                                                                    ------------
                                                                      13,157,326
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES 1.0%
JPMorgan Chase & Co.                                       40,000      1,680,000
                                                                    ------------
PHARMACEUTICALS 6.5%
Allergan, Inc.                                             35,000      3,754,100
Roche Holdings AG - ADR (Switzerland)                      55,000      4,536,939
Shire PLC - ADR (United Kingdom)                           60,000      2,653,800
                                                                    ------------
                                                                      10,944,839
                                                                    ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT 2.0%
CB Richard Ellis Group, Inc., Class A (a)                 135,000      3,361,500
                                                                    ------------
RESTAURANTS 2.0%
Starbucks Corp. (a)                                        90,000      3,398,400
                                                                    ------------
SEMICONDUCTOR EQUIPMENT 2.9%
Lam Research Corp. (a)                                     45,000      2,097,900
MEMC Electronic Materials, Inc. (a)                        75,000      2,812,500
                                                                    ------------
                                                                       4,910,400
                                                                    ------------
SEMICONDUCTORS 0.9%
Broadcom Corp., Class A (a)                                52,500      1,577,625
                                                                    ------------
SPECIALIZED FINANCE 2.9%
Chicago Mercantile Exchange Holdings, Inc.                 10,000      4,911,500
                                                                    ------------
STEEL 2.1%
Allegheny Technologies, Inc.                               50,000      3,462,000
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES 2.3%
America Movil S.A. de C.V., Series L - ADR (Mexico)       115,000      3,824,900
                                                                    ------------
TOTAL LONG-TERM INVESTMENTS 97.0%

   (Cost $154,930,207)                                               162,482,230
REPURCHASE AGREEMENT 2.4%
State Street Bank & Trust Co. ($4,068,000 par
   collateralized by U.S. Government obligations in a
   pooled cash account, interest rate of 5.10%, dated
   06/30/06, to be sold on 07/03/06 at $4,069,729)
   (Cost $4,068,000)                                                   4,068,000
                                                                    ------------
TOTAL INVESTMENTS 99.4%
   (Cost $158,998,207)                                               166,550,230
OTHER ASSETS IN EXCESS OF LIABILITIES 0.6%                             1,079,336
                                                                    ------------
NET ASSETS 100.0%                                                   $167,629,566
                                                                    ============

     Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR - American Depositary Receipt

VAN KAMPEN SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)

                                                      NUMBER OF
DESCRIPTION                                             SHARES        VALUE
-----------                                           ---------   ------------
COMMON STOCKS 94.0%
ADVERTISING 0.5%
Arbitron, Inc.                                          32,000    $  1,226,560
                                                                  ------------

AEROSPACE & DEFENSE 2.1%
BE Aerospace, Inc. (a)                                  62,000       1,417,320
Ceradyne, Inc. (a)                                      55,000       2,721,950
Ladish Co., Inc. (a)                                    38,000       1,423,860
                                                                  ------------
                                                                     5,563,130
                                                                  ------------

AGRICULTURAL PRODUCTS 0.2%
Delta & Pine Land Co.                                   21,000         617,400
                                                                  ------------

AIR FREIGHT & LOGISTICS 0.5%
Forward Air Corp.                                       31,000       1,262,630
                                                                  ------------

AIRLINES 0.5%
Continental Airlines, Inc., Class B (a)                 47,000       1,400,600
                                                                  ------------

APPAREL, ACCESSORIES & LUXURY GOODS 0.8%
Phillips-Van Heusen Corp.                               52,000       1,984,320
                                                                  ------------

APPAREL RETAIL 5.1%
Christopher & Banks Corp.                               64,000       1,856,000
Citi Trends, Inc. (a)                                   45,000       1,921,050
Dress Barn, Inc. (a)                                    75,000       1,901,250
Guess?, Inc. (a)                                        45,000       1,878,750
Men's Wearhouse, Inc.                                   77,000       2,333,100
The Children's Place Retail Stores, Inc. (a)            32,000       1,921,600
Too, Inc. (a)                                           45,000       1,727,550
                                                                  ------------
                                                                    13,539,300
                                                                  ------------

APPLICATION SOFTWARE 4.4%
Ansys, Inc. (a)                                         26,000       1,243,320
FactSet Research Systems, Inc.                          53,000       2,506,900
Informatica Corp. (a)                                  227,000       2,987,320
Net 1 UEPS Technologies, Inc. (a)                       75,000       2,051,250
Smith Micro Software, Inc. (a)                          45,000         720,900
Transaction Systems Architects, Inc., Class A (a)       48,000       2,001,120
                                                                  ------------
                                                                    11,510,810
                                                                  ------------

BIOTECHNOLOGY 1.3%
United Therapeutics Corp. (a)                           36,000       2,079,720
Vertex Pharmaceuticals, Inc. (a)                        38,000       1,394,980
                                                                  ------------
                                                                     3,474,700
                                                                  ------------

BUILDING PRODUCTS 0.5%
PW Eagle, Inc.                                          43,000       1,300,320
                                                                  ------------

CASINOS & GAMING 1.4%
Dover Downs Gaming & Entertainment, Inc.               100,000       1,964,000
Shuffle Master, Inc. (a)                                55,000       1,802,900
                                                                  ------------
                                                                     3,766,900
                                                                  ------------

CATALOG RETAIL 0.9%
Coldwater Creek, Inc. (a)                               50,000       1,338,000
PetMed Express, Inc. (a)                                87,000         954,390
                                                                  ------------
                                                                     2,292,390
                                                                  ------------

COMMERCIAL PRINTING 0.5%
John H. Harland Co.                                     30,000       1,305,000
                                                                  ------------

COMMUNICATIONS EQUIPMENT 1.1%
Comtech Telecommunications Corp. (a)                    40,000       1,170,800
Gmarket, Inc. - ADR (Republic of Korea) (a)             32,500         499,525
NETGEAR, Inc. (a)                                       53,000       1,147,450
                                                                  ------------
                                                                     2,817,775
                                                                  ------------

COMPUTER HARDWARE 0.4%
Neoware, Inc. (a)                                       90,000       1,106,100
                                                                  ------------

COMPUTER STORAGE & PERIPHERALS 2.5%
Electronics for Imaging, Inc. (a)                       84,000       1,753,920
Komag, Inc. (a)                                         29,000       1,339,220
Synaptics, Inc. (a)                                     58,000       1,241,200
Xyratex Ltd. (Bermuda) (a)                              90,000       2,380,500
                                                                  ------------
                                                                     6,714,840
                                                                  ------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS
   1.7%

Bucyrus International, Inc., Class A                    30,000       1,515,000
Wabtec Corp.                                            76,000       2,842,400
                                                                  ------------
                                                                     4,357,400
                                                                  ------------

CONSUMER ELECTRONICS 1.0%
Dolby Laboratories, Inc., Class A (a)                  115,000       2,679,500
                                                                  ------------

CONSUMER FINANCE 3.0%
Advanta Corp., Class B                                  50,000       1,797,500
CompuCredit Corp. (a)                                   51,000       1,960,440
EZCORP, Inc., Class A (a)                               78,000       2,939,820

World Acceptance Corp. (a)                              36,000       1,278,720
                                                                  ------------
                                                                     7,976,480
                                                                  ------------

DATA PROCESSING & OUTSOURCED SERVICES 2.8%
Global Payments, Inc.                                   76,000       3,689,800
MoneyGram International, Inc.                          112,000       3,802,400
                                                                  ------------
                                                                     7,492,200
                                                                  ------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES 1.5%
Advisory Board Co. (a)                                  67,000       3,222,030
Healthcare Services Group, Inc.                         31,000         649,450
                                                                  ------------
                                                                     3,871,480
                                                                  ------------

DIVERSIFIED METALS & MINING 0.5%
AMCOL International Corp.                               50,000       1,317,500
                                                                  ------------

EDUCATION SERVICES 0.0%
Apollo Group, Inc., Class A (a)                              1              52
                                                                  ------------

ELECTRICAL COMPONENTS & EQUIPMENT 1.6%
Energy Conversion Devices, Inc. (a)                     45,000       1,639,350
II-VI, Inc. (a)                                         65,000       1,189,500
The Genlyte Group, Inc. (a)                             18,000       1,303,740
                                                                  ------------
                                                                     4,132,590
                                                                  ------------

ELECTRONIC EQUIPMENT MANUFACTURERS 3.6%
Daktronics, Inc.                                        76,000       2,194,120
Itron, Inc. (a)                                         46,000       2,725,960
MTS Systems Corp.                                       31,000       1,224,810
Rofin-Sinar Technologies, Inc. (a)                      23,000       1,321,810
Rogers Corp. (a)                                        35,000       1,971,900
                                                                  ------------
                                                                     9,438,600
                                                                  ------------

ELECTRONIC MANUFACTURING SERVICES 1.3%
Trimble Navigation Ltd. (a)                             28,500       1,272,240
TTM Technologies, Inc. (a)                             140,000       2,025,800
                                                                  ------------
                                                                     3,298,040
                                                                  ------------

ENVIRONMENTAL & FACILITIES SERVICES 0.7%
Waste Connections, Inc. (a)                             49,000       1,783,600
                                                                  ------------

FOOD DISTRIBUTORS 0.7%
United Natural Foods, Inc. (a)                          55,000       1,816,100
                                                                  ------------

FOOTWEAR 0.5%
Skechers U.S.A., Inc., Class A (a)                      56,000       1,350,160
                                                                  ------------

HEALTH CARE DISTRIBUTORS 0.5%
PSS World Medical, Inc. (a)                             70,000       1,235,500
                                                                  ------------

HEALTH CARE EQUIPMENT 7.1%
ArthroCare Corp. (a)                                    45,000       1,890,450
Conor Medsystems, Inc. (a)                              46,000       1,269,140
Greatbatch, Inc. (a)                                    53,000       1,250,800
Hologic, Inc. (a)                                       68,900       3,400,904
IDEXX Laboratories, Inc. (a)                            15,000       1,126,950
Intuitive Surgical, Inc. (a)                            25,000       2,949,250
Mentor Corp.                                            29,000       1,261,500
Palomar Medical Technologies, Inc. (a)                  28,000       1,277,640
ResMed, Inc. (a)                                        45,000       2,112,750
Respironics, Inc. (a)                                   33,000       1,129,260
SurModics, Inc. (a)                                     31,000       1,119,410
                                                                  ------------
                                                                    18,788,054
                                                                  ------------

HEALTH CARE SERVICES 1.7%
inVentiv Health, Inc. (a)                               65,000       1,870,700
Pediatrix Medical Group, Inc. (a)                       55,000       2,491,500
                                                                  ------------
                                                                     4,362,200
                                                                  ------------

HEALTH CARE SUPPLIES 3.0%
ev3, Inc. (a)                                           90,000       1,332,900
ICU Medical, Inc. (a)                                   30,000       1,267,200
Immucor, Inc. (a)                                       69,000       1,326,870
LifeCell Corp. (a)                                      45,000       1,391,400
Lifecore Biomedical, Inc. (a)                           45,000         706,500
West Pharmaceutical Services, Inc.                      53,000       1,922,840
                                                                  ------------
                                                                     7,947,710
                                                                  ------------

HOMEFURNISHING RETAIL 0.5%
Select Comfort Corp. (a)                                54,000       1,240,380
                                                                  ------------

HUMAN RESOURCE & EMPLOYMENT SERVICES 0.9%
Watson Wyatt Worldwide, Inc., Class A                   70,000       2,459,800
                                                                  ------------

INDUSTRIAL MACHINERY 1.8%
Barnes Group, Inc.                                      61,000       1,216,950
Crane Co.                                               32,000       1,331,200
Kaydon Corp.                                            30,000       1,119,300
Valmont Industries, Inc.                                26,000       1,208,740
                                                                  ------------
                                                                     4,876,190
                                                                  ------------

INTEGRATED TELECOMMUNICATION SERVICES 1.0%
NeuStar, Inc., Class A (a)                              82,000       2,767,500
                                                                  ------------

INTERNET RETAIL 1.0%
Nutri/System, Inc. (a)                                  42,000       2,609,460
                                                                  ------------

INTERNET SOFTWARE & SERVICES 3.2%
Akamai Technologies, Inc. (a)                          110,000       3,980,900
CryptoLogic, Inc. (Canada)                              25,000         605,500

Digital Insight Corp. (a)                               39,000       1,337,310
Digital River, Inc. (a)                                 61,000       2,463,790
                                                                  ------------
                                                                     8,387,500
                                                                  ------------

INVESTMENT BANKING & BROKERAGE 3.6%
Greenhill & Co., Inc.                                   31,000       1,883,560
Investment Technology Group, Inc. (a)                   55,000       2,797,300
Knight Capital Group, Inc., Class A (a)                120,000       1,827,600
Lazard Ltd., Class A (Bermuda)                          47,000       1,898,800
optionsXpress Holdings, Inc.                            52,000       1,212,120
                                                                  ------------
                                                                     9,619,380
                                                                  ------------

IT CONSULTING & OTHER SERVICES 0.5%
Sykes Enterprises, Inc. (a)                             80,000       1,292,800
                                                                  ------------

MANAGED HEALTH CARE 2.5%
Magellan Health Services, Inc. (a)                      58,000       2,627,980
Sierra Health Services, Inc. (a)                        42,000       1,891,260
WellCare Health Plans, Inc. (a)                         40,000       1,962,000
                                                                  ------------
                                                                     6,481,240
                                                                  ------------

MARINE 0.8%
Kirby Corp. (a)                                         51,000       2,014,500
                                                                  ------------

OFFICE SERVICES & SUPPLIES 0.8%
American Reprographics Co. (a)                          55,000       1,993,750
                                                                  ------------

OIL & GAS EQUIPMENT & SERVICES 3.4%
Core Laboratories N.V. (Netherlands) (a)                23,000       1,403,920
Helix Energy Solutions Group, Inc. (a)                  38,000       1,533,680
Oceaneering International, Inc. (a)                     31,000       1,421,350
Superior Energy Services, Inc. (a)                      39,000       1,322,100
TETRA Technologies, Inc. (a)                            45,000       1,363,050
Veritas DGC, Inc. (a)                                   38,000       1,960,040
                                                                  ------------
                                                                     9,004,140
                                                                  ------------

OIL & GAS REFINING & MARKETING 1.5%
Frontier Oil Corp.                                      65,000       2,106,000
World Fuel Services Corp.                               41,000       1,873,290
                                                                  ------------
                                                                     3,979,290
                                                                  ------------

PERSONAL PRODUCTS 1.4%
NBTY, Inc. (a)                                          76,000       1,817,160
USANA Health Sciences, Inc. (a)                         47,000       1,781,300
                                                                  ------------
                                                                     3,598,460
                                                                  ------------

PHARMACEUTICALS 0.2%
Aspreva Pharmaceuticals Corp. (Canada) (a)              20,000         542,800
                                                                  ------------
PUBLISHING 1.2%

Global Sources Ltd. (Bermuda) (a)                       53,000         511,450
Morningstar, Inc. (a)                                   65,000       2,696,200
                                                                  ------------
                                                                     3,207,650
                                                                  ------------

REAL ESTATE MANAGEMENT & DEVELOPMENT 0.8%
Jones Lang LaSalle, Inc.                                24,000       2,101,200
                                                                  ------------

RESTAURANTS 1.6%
Jack in the Box, Inc. (a)                               45,000       1,764,000
Panera Bread Co., Class A (a)                           37,000       2,487,880
                                                                  ------------
                                                                     4,251,880
                                                                  ------------

SEMICONDUCTOR EQUIPMENT 2.6%
Cymer, Inc. (a)                                         40,000       1,858,400
Formfactor, Inc. (a)                                    61,000       2,722,430
MEMC Electronic Materials, Inc. (a)                     60,000       2,250,000
                                                                  ------------
                                                                     6,830,830
                                                                  ------------

SEMICONDUCTORS 1.8%
Diodes, Inc. (a)                                        35,000       1,450,400
Hittite Microwave Corp. (a)                             38,000       1,374,080
Netlogic Microsystems, Inc. (a)                         58,000       1,870,500
                                                                  ------------
                                                                     4,694,980
                                                                  ------------

SOFT DRINKS 1.4%
Hansen Natural Corp. (a)                                16,000       3,045,920
National Beverage Corp. (a)                             50,000         717,500
                                                                  ------------
                                                                     3,763,420
                                                                  ------------

SPECIALIZED CONSUMER SERVICES 1.8%
Sotheby's Holdings, Inc., Class A (a)                  130,000       3,412,500
Vertrue, Inc. (a)                                       30,000       1,290,900
                                                                  ------------
                                                                     4,703,400
                                                                  ------------

SPECIALIZED FINANCE 0.4%
IntercontinentalExchange, Inc. (a)                      16,000         927,040
                                                                  ------------

SPECIALTY STORES 0.7%
Dick's Sporting Goods, Inc. (a)                         48,000       1,900,800
                                                                  ------------

STEEL 0.5%
Universal Stainless & Alloy Products, Inc. (a)          48,000       1,404,960
                                                                  ------------

TECHNOLOGY DISTRIBUTORS 1.2%
Anixter International, Inc. (a)                         40,000       1,898,400
Global Imaging Systems, Inc. (a)                        31,000       1,279,680
                                                                  ------------
                                                                     3,178,080
                                                                  ------------

TRADING COMPANIES & DISTRIBUTORS 1.2%
GATX Corp.                                              45,000       1,912,500

WESCO International, Inc. (a)                           20,000       1,380,000
                                                                  ------------
                                                                     3,292,500
                                                                  ------------

TRUCKING 1.8%
AMERCO (a)                                              21,000       2,113,860
Landstar System, Inc.                                   58,000       2,739,340
                                                                  ------------
                                                                     4,853,200
                                                                  ------------

TOTAL LONG-TERM INVESTMENTS 94.0%
   (Cost $230,676,357)                                             247,707,071

REPURCHASE AGREEMENT 4.1%
State Street Bank & Trust Co. ($10,950,000 par
collateralized by U.S. Government obligations in a
pooled cash account, interest rate of 5.10%, dated
06/30/06, to be sold on 07/03/06 at $10,954,654)
(Cost $10,950,000)                                                  10,950,000
                                                                  ------------

TOTAL INVESTMENTS 98.1%
   (Cost $241,626,357)                                             258,657,071

OTHER ASSETS IN EXCESS OF LIABILITIES 1.9%                           4,931,528
                                                                  ------------

NET ASSETS 100.0%                                                 $263,588,599
                                                                  ============

     Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR  - American Depositary Receipt

     See Notes to Financial Statements

 VAN KAMPEN SMALL CAP VALUE FUND

 PORTFOLIO OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)


                                         NUMBER OF
 DESCRIPTION                              SHARES                VALUE

 COMMON STOCKS    96.0%

 AEROSPACE & DEFENSE    3.6%
 AAR Corp. (a)                                 47,200     $      1,049,256
 DRS Technologies, Inc.                       127,900            6,235,125
 Moog, Inc., Class A (a)                      112,600            3,853,172
                                                           ----------------
                                                                11,137,553
                                                           ----------------

 AGRICULTURAL PRODUCTS    2.6%
 Corn Products International, Inc.            157,600            4,822,560
 Delta & Pine Land Co.                        107,900            3,172,260
                                                           ----------------
                                                                 7,994,820
                                                           ----------------

 AIR FREIGHT & LOGISTICS    2.0%
 Pacer International, Inc.                    190,600            6,209,748
                                                           ----------------

 APPAREL RETAIL    2.3%
 Maidenform Brands, Inc. (a)                  245,690            3,029,358
 Stage Stores, Inc.                           118,650            3,915,450
                                                           ----------------
                                                                 6,944,808
                                                           ----------------

 APPLICATION SOFTWARE    2.9%
 Intergraph Corp. (a)                          96,700            3,045,083
 MSC Software Corp. (a)                       323,549            5,791,527
                                                           ----------------
                                                                 8,836,610
                                                           ----------------

 AUTOMOTIVE RETAIL    1.1%
 Lithia Motors, Inc., Class A                 112,000            3,395,840
                                                           ----------------

 BROADCASTING & CABLE TV    1.1%
 Sinclair Broadcast Group, Inc.,
 Class A                                      392,900            3,363,224
                                                           ----------------

 COAL & CONSUMABLE FUELS    0.9%
 International Coal Group, Inc. (a)           365,700            2,629,383
                                                           ----------------

 COMMERCIAL PRINTING    1.4%
 Cenveo, Inc. (a)                             244,900            4,395,955
                                                           ----------------

 COMMUNICATIONS EQUIPMENT    3.6%
 Belden CDT, Inc.                             241,900            7,994,795
 Tekelec (a)                                  262,800            3,245,580
                                                           ----------------
                                                                11,240,375
                                                           ----------------

 COMPUTER STORAGE & PERIPHERALS
 1.5%
 Electronics for Imaging, Inc. (a)            226,100            4,720,968
                                                           ----------------

 DATA PROCESSING & OUTSOURCED
 SERVICES    1.5%
 Gevity HR, Inc.                              171,900            4,563,945
                                                           ----------------

 DIVERSIFIED CHEMICALS    1.4%
 Hercules, Inc. (a)                           289,438            4,416,824
                                                           ----------------

 DIVERSIFIED COMMERCIAL &
 PROFESSIONAL SERVICES   3.8%
 Brinks Co.                                    80,900            4,563,569
 Geo Group, Inc. (a)                          203,100            7,118,655
                                                           ----------------
                                                                11,682,224
                                                           ----------------

 ELECTRICAL COMPONENTS &
 EQUIPMENT    2.1%
 Acuity Brands, Inc.                          119,100            4,634,181
 General Cable Corp. (a)                       55,160            1,930,600
                                                           ----------------
                                                                 6,564,781
                                                           ----------------

 ELECTRONIC MANUFACTURING
 SERVICES    0.6%
 Methode Electronics, Inc.                    186,500            1,960,115
                                                           ----------------

 GAS UTILITIES    2.1%
 AGL Resources, Inc.                          100,300            3,823,436
 UGI Corp.                                    110,200            2,713,124
                                                           ----------------
                                                                 6,536,560
                                                           ----------------

 HEALTH CARE EQUIPMENT    1.5%
 Bio-Rad Laboratories, Inc., Class
 A (a)                                         72,810            4,728,281
                                                           ----------------

 HEALTH CARE SERVICES    2.2%
 Apria Healthcare Group, Inc. (a)             358,800            6,781,320
                                                           ----------------

 HEALTH CARE SUPPLIES    0.9%
 West Pharmaceutical Services, Inc.            74,700            2,710,116
                                                           ----------------

 HOTELS, RESORTS & CRUISE LINES
 2.2%
 Intrawest Corp. (Canada)                     208,807            6,652,591
                                                           ----------------

 HOUSEHOLD PRODUCTS    0.5%
 Central Garden & Pet Co. (a)                  35,600            1,532,580
                                                           ----------------

 HOUSEWARES & SPECIALTIES    1.0%
 Jarden Corp. (a)                             103,800            3,160,710
                                                           ----------------

 HUMAN RESOURCE & EMPLOYMENT
 SERVICES    0.7%
 Hudson Highland Group, Inc. (a)              187,500            2,023,125
                                                           ----------------

 INDUSTRIAL MACHINERY    4.3%
 Albany International Corp., Class A          113,000            4,790,070
 CIRCOR International, Inc.                   135,563            4,133,316
 Watts Water Technologies, Inc.,
 Class A                                      124,200            4,166,910
                                                           ----------------
                                                                13,090,296
                                                           ----------------

 IT CONSULTING & OTHER SERVICES
 3.5%
 Gartner, Inc. (a)                            204,600            2,905,320
 Keane, Inc. (a)                              198,300            2,478,750
 MAXIMUS, Inc.                                236,600            5,477,290
                                                           ----------------
                                                                10,861,360
                                                           ----------------

 LIFE & HEALTH INSURANCE    1.6%
 Conseco, Inc. (a)                            216,400            4,998,840
                                                           ----------------

 MANAGED HEALTH CARE    0.4%
 Magellan Health Services, Inc. (a)            29,500            1,336,645
                                                           ----------------

 MARINE    1.1%
 American Commercial Lines, Inc. (a)           57,700            3,476,425
                                                           ----------------

 MORTGAGE REIT'S    1.5%
 Anthracite Capital, Inc.                     367,200            4,465,152

 MOVIES & ENTERTAINMENT    0.6%
 Live Nation, Inc. (a)                         83,900            1,708,204
                                                           ----------------

 MULTI-UTILITIES    1.8%
 Avista Corp.                                 118,300            2,700,789
 PNM Resources, Inc.                          114,250            2,851,680
                                                           ----------------
                                                                 5,552,469
                                                           ----------------

 OFFICE REIT'S    1.0%
 Parkway Properties, Inc.                      65,500            2,980,250
                                                           ----------------

 OFFICE SERVICES & SUPPLIES    2.3%
 Acco Brands Corp. (a)                        319,100            6,988,290
                                                           ----------------

 OIL & GAS EQUIPMENT & SERVICES
 2.7%
 Superior Energy Services, Inc. (a)           105,920            3,590,688
 Universal Compression Holdings,
 Inc. (a)                                      75,470            4,752,346
                                                           ----------------
                                                                 8,343,034
                                                           ----------------

 OIL & GAS EXPLORATION &
 PRODUCTION    2.8%
 Denbury Resources, Inc. (a)                  130,500            4,132,935
 St. Mary Land & Exploration Co.              108,340            4,360,685
                                                           ----------------
                                                                 8,493,620
                                                           ----------------

 PAPER PACKAGING    1.3%
 Rock-Tenn Co., Class A                       259,900            4,145,405
                                                           ----------------

 PERSONAL PRODUCTS    3.0%
 Elizabeth Arden, Inc. (a)                    211,700            3,785,196
 NBTY, Inc. (a)                               223,600            5,346,276
                                                           ----------------
                                                                 9,131,472
                                                           ----------------

 PROPERTY & CASUALTY INSURANCE
 3.2%
 NYMAGIC, Inc.                                 64,600            1,876,630
 ProAssurance Corp. (a)                        61,499            2,963,022
 United American Indemnity (Cayman
 Islands) (a)                                 245,547            5,117,199
                                                           ----------------
                                                                 9,956,851
                                                           ----------------

 PUBLISHING    2.3%
 ADVO, Inc.                                   187,000            4,602,070
 Proquest Co. (a)                             211,600            2,600,564
                                                           ----------------
                                                                 7,202,634
                                                           ----------------

 REGIONAL BANKS    3.7%
 Alabama National Bank Corp.                   24,200            1,649,230
 Central Pacific Financial Corp.               47,600            1,842,120
 Greater Bay Bancorp                           67,700            1,946,375
 Integra Bank Corp.                            84,880            1,846,140
 MB Financial Corp.                            67,750            2,395,640
 Provident Bankshares Corp.                    49,300            1,794,027
                                                           ----------------
                                                                11,473,532
                                                           ----------------

 REINSURANCE    2.4%
 Max Re Capital Ltd. (Bermuda)                178,900            3,907,176
 Platinum Underwriters Holdings
 Ltd. (Bermuda)                               121,600            3,402,368
                                                           ----------------
                                                                 7,309,544
                                                           ----------------

 RESTAURANTS    2.4%
 AFC Enterprises, Inc. (a)                    311,100            3,966,525
 Denny's Corp. (a)                            965,800            3,563,802
                                                           ----------------
                                                                 7,530,327
                                                           ----------------

 SPECIALIZED CONSUMER SERVICES
 1.0%
 Jackson Hewitt Tax Service, Inc.              98,340            3,082,959
                                                           ----------------

 SPECIALIZED REIT'S    0.9%
 LaSalle Hotel Properties                      59,700            2,764,110
                                                           ----------------

 SPECIALTY CHEMICALS    1.4%
 Cytec Industries, Inc.                        81,100            4,351,826
                                                           ----------------

 SYSTEMS SOFTWARE    0.9%
 Hummingbird Ltd. (Canada) (a)                103,150            2,832,499
                                                           ----------------

 THRIFTS & MORTGAGE FINANCE    3.0%
 First Niagara Financial Group, Inc.          218,183            3,058,926
 Provident New York Bancorp                   140,110            1,852,254
 Triad Guaranty, Inc. (a)                      88,999            4,350,271
                                                           ----------------
                                                                 9,261,451
                                                           ----------------

 TRADING COMPANIES &
 DISTRIBUTORS    0.8%
 TAL International Group, Inc. (a)            108,000            2,602,800
                                                           ----------------

 TRUCKING    1.8%
 Laidlaw International, Inc.                  216,300            5,450,760
                                                           ----------------

 WIRELESS TELECOMMUNICATION
 SERVICES    0.8%
 Syniverse Hldgs, Inc. (a)                    158,700            2,332,890
                                                           ----------------

 TOTAL LONG-TERM INVESTMENTS
 96.0%
    (Cost $225,252,694)                                        295,906,101

 REPURCHASE AGREEMENT    4.1%
 State Street Bank & Trust Co.
 ($12,550,000 par collateralized by
 U.S. Government obligations in a
 pooled cash account, interest rate
 of 5.10%, dated 06/30/06, to be
 sold on 07/03/06 at $12,555,334)                               12,550,000
                                                           ----------------
    (Cost $12,550,000)

 TOTAL INVESTMENTS    100.1%
    (Cost $237,802,694)                                        308,456,101

 LIABILITIES IN EXCESS OF OTHER
 ASSETS    (0.1%)                                                 (261,417)
                                                           ----------------

 NET ASSETS    100.0%                                     $    308,194,684
                                                           ----------------

      Percentages are calculated as a percentage of net assets.
(a) Non-income producing security as this stock currently does not declare dividends.

VAN KAMPEN UTILITY FUND

PORTFOLIO OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)


DESCRIPTION                                                                                      SHARES           VALUE
COMMON STOCKS    97.9%
DIVERSIFIED METALS & MINING    1.6%
Peabody Energy Corp.                                                                             52,000       $  2,899,000
                                                                                                          -----------------

ELECTRIC UTILITIES    26.0%
Allegheny Energy, Inc. (a)                                                                       93,000          3,447,510
American Electric Power Co., Inc.                                                                91,455          3,132,334
DPL, Inc.                                                                                        95,000          2,546,000
Edison International, Inc.                                                                      146,000          5,694,000
Entergy Corp.                                                                                    80,000          5,660,000
Exelon Corp.                                                                                     95,000          5,398,850
FirstEnergy Corp.                                                                                95,872          5,197,221
FPL Group, Inc.                                                                                 148,116          6,129,040
Pinnacle West Capital Corp.                                                                      43,000          1,716,130
PPL Corp.                                                                                       194,842          6,293,397
Southern Co.                                                                                    116,600          3,737,030
                                                                                                          -----------------
                                                                                                                48,951,512
                                                                                                          -----------------

ELECTRICAL COMPONENTS & EQUIPMENT    0.7%
FuelCell Energy, Inc. (a)                                                                       107,000          1,025,060
Suntech Power Holdings Co., Ltd. - ADR (Cayman Islands) (a)                                      10,000            282,500
                                                                                                          -----------------
                                                                                                                 1,307,560
                                                                                                          -----------------

ELECTRONIC EQUIPMENT MANUFACTURERS    0.8%
Itron, Inc. (a)                                                                                  26,000          1,540,760
                                                                                                          -----------------

GAS UTILITIES    9.3%
AGL Resources, Inc.                                                                             130,000          4,955,600
Equitable Resources, Inc.                                                                       109,000          3,651,500
New Jersey Resources Corp.                                                                       84,000          3,929,520
Questar Corp.                                                                                    61,000          4,909,890
                                                                                                          -----------------
                                                                                                                17,446,510
                                                                                                          -----------------

HEAVY ELECTRICAL EQUIPMENT    0.4%
Distributed Energy Systems Corp. (a)                                                             85,000            439,450
Plug Power, Inc. (a)                                                                             45,000            210,150
                                                                                                          -----------------
                                                                                                                   649,600
                                                                                                          -----------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS    10.6%
AES Corp. (a)                                                                                   250,000          4,612,500
Constellation Energy Group, Inc.                                                                 46,700          2,546,084
Mirant Corp. (a)                                                                                 54,000          1,447,200
NRG Energy, Inc. (a)                                                                            101,000          4,866,180
TXU Corp.                                                                                       109,000          6,517,110
                                                                                                          -----------------
                                                                                                                19,989,074
                                                                                                          -----------------

INTEGRATED OIL & GAS    0.7%
Nexen, Inc. (Canada)                                                                             23,000          1,300,420
                                                                                                          -----------------

INTEGRATED TELECOMMUNICATION SERVICES    12.1%
AT&T, Inc.                                                                                      144,400          4,027,316
BellSouth Corp.                                                                                 122,800          4,445,360
CenturyTel, Inc.                                                                                 33,000          1,225,950
Sprint Corp.                                                                                    206,050          4,118,939
Telefonica SA - ADR (Spain)                                                                      59,000          2,946,720
Telefonos de Mexico SA de CV - ADR (Mexico)                                                     133,000          2,770,390
Verizon Communications, Inc.                                                                     76,000          2,545,240
Windstream Corp. (a)                                                                             63,000            721,350
                                                                                                          -----------------
                                                                                                                22,801,265
                                                                                                          -----------------

MULTI-UTILITIES    24.9%
Ameren Corp.                                                                                     74,000          3,737,000
Consolidated Edison, Inc.                                                                        62,600          2,781,944
Dominion Resources, Inc.                                                                         60,000          4,487,400
Duke Energy Corp.                                                                               155,200          4,558,224
KeySpan Corp.                                                                                    23,200            937,280
MDU Resources Group, Inc.                                                                       135,000          4,942,350
NSTAR                                                                                            83,200          2,379,520
PG&E Corp.                                                                                      144,000          5,656,320
PNM Resources, Inc.                                                                              92,600          2,311,296
SCANA Corp.                                                                                     131,000          5,053,980
Sempra Energy                                                                                   121,000          5,503,080
Wisconsin Energy Corp.                                                                          113,000          4,553,900
                                                                                                          -----------------
                                                                                                                46,902,294
                                                                                                          -----------------

OIL & GAS EXPLORATION & PRODUCTION    0.4%
Anadarko Petroleum Corp.                                                                         16,000            763,040
                                                                                                          -----------------

OIL & GAS STORAGE & TRANSPORTATION    4.5%
El Paso Corp.                                                                                    67,000          1,005,000
Kinder Morgan, Inc.                                                                              31,000          3,096,590
Williams Cos., Inc.                                                                             187,500          4,380,000
                                                                                                          -----------------
                                                                                                                 8,481,590
                                                                                                          -----------------

WIRELESS TELECOMMUNICATION SERVICES    5.9%
ALLTEL Corp. (a)                                                                                 66,300          4,231,929
America Movil SA de CV, Ser L - ADR (Mexico)                                                     26,000            864,760
Crown Castle International Corp. (a)                                                            122,000          4,213,880
NII Holdings, Inc., Class B (a)                                                                  15,000            845,700
Rogers Communications, Inc., Class B (Canada)                                                    24,000            969,600
                                                                                                          -----------------
                                                                                                                11,125,869
                                                                                                          -----------------

TOTAL LONG-TERM INVESTMENTS    97.9%
   (Cost $140,670,434)                                                                                         184,158,494

REPURCHASE AGREEMENT    2.0%
State Street Bank & Trust Co. ($3,857,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.10%, dated 06/29/06, to be sold on 07/03/06 at $3,858,639)
  (Cost $3,857,000)                                                                                              3,857,000
                                                                                                          -----------------

TOTAL INVESTMENTS    99.9%
   (Cost $144,527,434)                                                                                         188,015,494

OTHER ASSETS IN EXCESS OF LIABILITIES    0.1%                                                                      132,553
                                                                                                          -----------------

NET ASSETS    100.0%                                                                                          $188,148,047
                                                                                                          =================

        Percentages are calculated as a percentage of net assets.
(a) Non-income producing security as this stock currently does not declare dividends.
ADR  -  American Depositary Receipt

VAN KAMPEN VALUE OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)

                                                       NUMBER OF
DESCRIPTION                                              SHARES        VALUE
-----------                                            ---------   -------------
COMMON STOCKS 96.2%
ALUMINUM 2.2%
Alcoa, Inc.                                              165,100   $5,342,636.00
                                                                   -------------
ASSET MANAGEMENT & CUSTODY BANKS 0.9%
Bank of New York Co., Inc.                                69,200       2,228,240
                                                                   -------------
BREWERS 1.1%
Molson Coors Brewing Co., Class B                         38,300       2,599,804
                                                                   -------------
BROADCASTING & CABLE TV 4.4%
CBS Corp., Class B                                        22,400         605,920
Clear Channel Communications, Inc.                       165,800       5,131,510
Comcast Corp., Class A (a)                               120,600       3,948,444
Liberty Media Hldg Corp. - Capital Ser A (a)              12,475       1,045,031
                                                                   -------------
                                                                      10,730,905
                                                                   -------------
CATALOG RETAIL 0.4%
Liberty Media Hldg Corp. - Interactive Ser A (a)          62,375       1,076,592
                                                                   -------------
COMMODITY CHEMICALS 2.3%
Celanese Corp. Ser A                                     273,900       5,593,038
                                                                   -------------
COMMUNICATIONS EQUIPMENT 0.8%
Cisco Systems, Inc. (a)                                   88,000       1,718,640
Nokia Corp. - ADR (Finland)                               16,250         329,225
                                                                   -------------
                                                                       2,047,865
                                                                   -------------
COMPUTER HARDWARE 1.0%
Dell, Inc. (a)                                            97,600       2,382,416
                                                                   -------------
CONSTRUCTION & ENGINEERING 1.3%
Chicago Bridge & Iron Co. N.V. (Netherlands)             130,000       3,139,500
                                                                   -------------
DATA PROCESSING & OUTSOURCED SERVICES 0.3%
Affiliated Computer Services, Inc., Class A (a)           14,381         742,203
                                                                   -------------
DIVERSIFIED BANKS 3.9%
Barclays PLC - ADR (United Kingdom)                       55,400       2,536,212
Wachovia Corp.                                            71,300       3,855,904
Wells Fargo & Co.                                         44,900       3,011,892
                                                                   -------------
                                                                       9,404,008
                                                                   -------------

DIVERSIFIED CHEMICALS 2.0%
Du Pont (E.I.) de Nemours & Co.                          116,100       4,829,760
                                                                   -------------
ELECTRONIC MANUFACTURING SERVICES 0.6%
Kemet Corp. (a)                                          167,320       1,542,690
                                                                   -------------
GENERAL MERCHANDISE STORES 2.7%
Family Dollar Stores, Inc.                               264,500       6,461,735
                                                                   -------------
HOUSEHOLD PRODUCTS 1.2%
Kimberly-Clark Corp.                                      45,700       2,819,690
                                                                   -------------
HYPERMARKETS & SUPER CENTERS 1.7%
Wal-Mart Stores, Inc.                                     83,600       4,027,012
                                                                   -------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 1.1%
Constellation Energy Group, Inc.                          46,900       2,556,988
                                                                   -------------
INTEGRATED OIL & GAS 0.7%
Total SA - ADR (France)                                   24,400       1,598,688
                                                                   -------------
INTEGRATED TELECOMMUNICATION SERVICES 10.0%
AT&T, Inc.                                               389,200      10,854,788
Embarq Corp. (a)                                          11,196         458,924
Sprint Nextel Corp.                                      259,930       5,196,001
Verizon Communications, Inc.                             231,400       7,749,586
                                                                   -------------
                                                                      24,259,299
                                                                   -------------
INVESTMENT BANKING & BROKERAGE 0.9%
Merrill Lynch & Co., Inc.                                 31,900       2,218,964
                                                                   -------------
LIFE & HEALTH INSURANCE 1.4%
Metlife, Inc.                                             48,500       2,483,685
Torchmark Corp.                                           15,300         929,016
                                                                   -------------
                                                                       3,412,701
                                                                   -------------
MOVIES & ENTERTAINMENT 3.7%
Time Warner, Inc.                                        178,800       3,093,240
Viacom, Inc., Class B (a)                                 71,500       2,562,560
Walt Disney Co.                                          110,490       3,314,700
                                                                   -------------
                                                                       8,970,500
                                                                   -------------
MULTI-LINE INSURANCE 0.9%
American International Group, Inc.                        34,700       2,049,035
                                                                   -------------
MULTI-UTILITIES 2.4%
CMS Energy Corp. (a)                                     440,600       5,701,364
                                                                   -------------

OTHER DIVERSIFIED FINANCIAL SERVICES 4.1%
Bank of America Corp.                                     94,800       4,559,880
Citigroup, Inc.                                          112,000       5,402,880
                                                                   -------------
                                                                       9,962,760
                                                                   -------------
PACKAGED FOODS & MEATS 2.8%
Cadbury Schweppes PLC - ADR (United Kingdom)               2,700         104,814
Kraft Foods, Inc., Class A                                77,700       2,400,930
Unilever N.V. (Netherlands)                              188,700       4,255,185
                                                                   -------------
                                                                       6,760,929
                                                                   -------------
PAPER PACKAGING 4.7%
Smurfit-Stone Container Corp. (a)                      1,039,800      11,375,412
                                                                   -------------
PAPER PRODUCTS 6.3%
Bowater, Inc.                                            136,700       3,109,925
International Paper Co.                                  280,675       9,065,803
MeadWestvaco Corp.                                       111,500       3,114,195
                                                                   -------------
                                                                      15,289,923
                                                                   -------------
PHARMACEUTICALS 13.6%
Abbott Laboratories                                       56,100       2,446,521
Bristol-Myers Squibb Co.                                 231,500       5,986,590
Eli Lilly & Co.                                              300          16,581
GlaxoSmithKline Plc - ADR (United Kingdom)               165,700       9,246,060
Pfizer, Inc.                                             127,580       2,994,303
Roche Holding AG - ADR (Switzerland)                      32,000       2,639,674
Schering-Plough Corp.                                    173,100       3,294,093
Watson Pharmaceuticals, Inc. (a)                         123,800       2,882,064
Wyeth                                                     77,340       3,434,669
                                                                   -------------
                                                                      32,940,555
                                                                   -------------
PROPERTY & CASUALTY INSURANCE 4.9%
Aspen Insurance Holdings, Ltd. (Bermuda)                 149,500       3,481,855
Chubb Corp.                                               27,400       1,367,260
MBIA, Inc.                                                73,600       4,309,280
Saint Paul Travelers Cos., Inc.                           57,600       2,567,808
                                                                   -------------
                                                                      11,726,203
                                                                   -------------
PUBLISHING 1.4%
Scholastic Corp. (a)                                     129,200       3,355,324
                                                                   -------------
REINSURANCE 1.3%
Platinum Underwriters Holdings Ltd. (Bermuda)            108,800       3,044,224
                                                                   -------------
SEMICONDUCTORS 1.3%
Intel Corp.                                              164,500       3,117,275
                                                                   -------------

SOFT DRINKS 2.4%
Coca-Cola Co.                                             79,800       3,432,996
Coca-Cola Enterprises, Inc.                              115,100       2,344,587
                                                                   -------------
                                                                       5,777,583
                                                                   -------------
SPECIALTY CHEMICALS 0.6%
Rohm & Haas Co.                                           31,200       1,563,744
                                                                   -------------
SYSTEMS SOFTWARE 1.4%
McAfee, Inc. (a)                                         139,800       3,392,946
                                                                   -------------
THRIFTS & MORTGAGE FINANCE 2.8%
Fannie Mae                                                25,600       1,231,360
Freddie Mac                                               99,020       5,645,130
                                                                   -------------
                                                                       6,876,490
                                                                   -------------
TOBACCO 0.7%
Altria Group, Inc.                                        24,300       1,784,349
                                                                   -------------
TOTAL LONG-TERM INVESTMENTS 96.2%
   (Cost $227,005,439)                                               232,703,350

REPURCHASE AGREEMENT 3.6%
State Street Bank & Trust Co. ($8,544,000 par
collateralized by U.S. Government obligations in a
pooled cash account, interest rate of 5.10%, dated
06/30/06, to be sold on 07/03/06 at $8,547,631)
   (Cost $8,544,000)                                                   8,544,000
                                                                   -------------
TOTAL INVESTMENTS 99.8%
   (Cost $235,549,439)                                               241,247,350

OTHER ASSETS IN EXCESS OF LIABILITIES 0.2%                               601,238
                                                                   -------------
NET ASSETS 100.0%                                                  $ 241,848,588
                                                                   -------------

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR - American Depositary Receipt

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)  Van Kampen Equity Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 10, 2006


By: /s/ Phillip G. Goff
    -------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: August 10, 2006